UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2013

DATE OF REPORTING PERIOD: July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (32.4%)
		Consumer Discretionary (5.8%)
		American Axle & Manufacturing, Inc.µ
2,583,000		6.250%, 03/15/21^	$2,729,908
2,404,000		6.625%, 10/15/22	2,543,733
1,643,000		Bon-Ton Department Stores, Inc.* 8.000%, 06/15/21	1,696,398
		DISH Network Corp.µ
13,385,000		5.875%, 07/15/22	13,368,269
7,569,000		5.125%, 05/01/20*	7,469,657
2,939,000		Dufry Finance, SCA* 5.500%, 10/15/20	3,016,149
		Goodyear Tire & Rubber Company^µ
8,269,000		8.250%, 08/15/20	9,240,607
4,007,000		7.000%, 05/15/22	4,274,968
4,275,000		Icahn Enterprises, LP* 6.000%, 08/01/20	4,269,656
		Jaguar Land Rover Automotive, PLCµ*
8,905,000		8.125%, 05/15/21	9,962,469
3,339,000		5.625%, 02/01/23^	3,309,784
4,119,000		Liberty Interactive, LLCµ 8.250%, 02/01/30	4,458,817
		Meritage Homes Corp.µ
3,874,000		7.000%, 04/01/22	4,268,664
2,226,000		7.150%, 04/15/20	2,463,904
4,350,000		MGM Resorts Internationalµ 7.500%, 06/01/16	4,823,062
4,007,000		Outerwall, Inc.µ* 6.000%, 03/15/19	4,077,122
8,692,000		Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	9,528,605
5,303,000		Ryland Group, Inc.µ 5.375%, 10/01/22	5,070,994
1,888,000		Sally Holdings, LLCµ 5.750%, 06/01/22	1,970,600
2,565,000		Service Corp. Internationalµ* 5.375%, 01/15/22	2,597,062
216,000		Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	226,530

			101,366,958

		Consumer Staples (0.9%)
		Post Holdings, Inc.
13,099,000		7.375%, 02/15/22µ	14,097,799
757,000		7.375%, 02/15/22*	811,409

			14,909,208

		Energy (8.8%)
16,920,000	NOK	Aker Solutions, ASA‡ 6.010%, 06/06/17	2,950,261
5,494,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	5,868,279
4,898,000		Berry Petroleum Companyµ 6.375%, 09/15/22	4,983,715
4,405,000		Bristow Group, Inc.µ 6.250%, 10/15/22	4,633,509
5,566,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	5,632,096
		Calumet Specialty Products, LP
3,562,000		9.625%, 08/01/20	3,962,725

PRINCIPAL AMOUNT		VALUE

4,453,000	9.375%, 05/01/19µ	$4,878,033
	Carrizo Oil & Gas, Inc.µ
2,703,000	7.500%, 09/15/20	2,838,150
2,493,000	8.625%, 10/15/18	2,726,719
9,796,000	Cimarex Energy Companyµ 5.875%, 05/01/22	10,187,840
6,323,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	6,398,086
9,796,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	10,083,757
7,124,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	7,475,748
4,275,000	Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	4,381,875
11,577,000	Linn Energy, LLCµ* 6.250%, 11/01/19	10,896,851
	Oasis Petroleum, Inc.µ
4,421,000	6.500%, 11/01/21	4,694,549
1,336,000	6.875%, 01/15/23	1,428,685
3,918,000	Parker Drilling Companyµ 9.125%, 04/01/18	4,206,953
2,672,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	2,895,780
9,796,000	Samson Investment Companyµ* 9.750%, 02/15/20	10,402,127
5,788,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	6,193,160
3,562,000	SESI, LLCµ 7.125%, 12/15/21	3,884,806
2,672,000	SM Energy Companyµ 6.500%, 11/15/21	2,857,370
5,788,000	Swift Energy Companyµ 8.875%, 01/15/20	6,095,488
	Tesoro Logistics, LP*
3,206,000	6.125%, 10/15/21	3,226,038
2,404,000	5.875%, 10/01/20µ	2,431,045
2,974,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	3,163,593
11,265,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	11,933,859
1,915,000	Western Refining, Inc. 6.250%, 04/01/21	1,886,275

		153,197,372

	Financials (2.0%)
4,542,000	AON Corp.µ 8.205%, 01/01/27	5,647,273
7,748,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	7,844,850
9,796,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	10,236,820
	Nuveen Investments, Inc.*
2,939,000	9.500%, 10/15/20	2,959,205
2,939,000	9.125%, 10/15/17	2,972,064
5,414,000	Omega Healthcare Investors, Inc.µ 5.875%, 03/15/24	5,589,955

		35,250,167

	Health Care (2.4%)
12,467,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	12,786,467
4,898,000	Endo Health Solutions, Inc.µ 7.000%, 07/15/19	5,161,268

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

7,053,000	Hologic, Inc.~ 6.250%, 08/01/20	$7,511,445
	Valeant Pharmaceuticals International, Inc.µ*
8,015,000	7.000%, 10/01/20	8,551,003
3,295,000	7.250%, 07/15/22	3,523,591
	VPII Escrow Corp.*
2,734,000	7.500%, 07/15/21	2,951,011
1,603,000	6.750%, 08/15/18	1,699,180

		42,183,965

	Industrials (3.8%)
5,406,000	ACCO Brands Corp.^µ 6.750%, 04/30/20	5,554,665
9,796,000	Belden, Inc.µ* 5.500%, 09/01/22	9,716,407
4,524,000	Deluxe Corp. 6.000%, 11/15/20	4,721,925
4,101,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	4,413,701
5,236,000	Navistar International Corp.^µ 8.250%, 11/01/21	5,350,538
6,946,000	Rexel, SAµ* 6.125%, 12/15/19	7,249,888
5,539,000	RR Donnelley & Sons Company^µ 7.875%, 03/15/21	5,971,734
	Terex Corp.µ
7,124,000	6.500%, 04/01/20	7,506,915
1,229,000	6.000%, 05/15/21	1,265,870
1,242,000	TransDigm Group, Inc.µ 7.750%, 12/15/18	1,325,835
2,048,000	United Continental Holdings, Inc.^µ 6.375%, 06/01/18	2,082,560
10,241,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	11,476,321

		66,636,359

	Information Technology (2.5%)
	Amkor Technology, Inc.µ
4,007,000	6.625%, 06/01/21	4,047,070
2,743,000	6.375%, 10/01/22^	2,741,286
2,672,000	7.375%, 05/01/18	2,803,930
10,090,000	iGATE Corp.^µ 9.000%, 05/01/16	10,903,506
5,788,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	5,675,858
2,493,000	NXP BV* 5.750%, 03/15/23	2,545,976
1,997,000	Sanmina Corp.µ* 7.000%, 05/15/19	2,106,835
	Seagate Technology, PLC
891,000	7.000%, 11/01/21~	973,974
806,000	6.875%, 05/01/20	881,563
3,135,000	Sungard Data Systems, Inc. 6.625%, 11/01/19	3,260,400
6,234,000	ViaSat, Inc.µ 6.875%, 06/15/20	6,662,587

		42,602,985

	Materials (3.0%)
11,132,000	FMG Resources^µ* 8.250%, 11/01/19	11,813,835
	FQM (Akubra), Inc.µ*
4,898,000	8.750%, 06/01/20	5,142,900

PRINCIPAL AMOUNT		VALUE

2,048,000	7.500%, 06/01/21	$2,054,400
2,850,000	INEOS Group Holdings, SA^µ* 6.125%, 08/15/18	2,789,438
	New Gold, Inc.µ*
7,124,000	7.000%, 04/15/20	7,266,480
1,870,000	6.250%, 11/15/22	1,780,006
	Sealed Air Corp.µ*
4,657,000	8.125%, 09/15/19	5,198,376
1,487,000	5.250%, 04/01/23	1,450,754
	Steel Dynamics, Inc.*
2,514,000	6.125%, 08/15/19	2,669,554
1,425,000	5.250%, 04/15/23µ	1,408,969
1,113,000	6.375%, 08/15/22	1,176,302
5,156,000	Trinseo Op/ Trinseo Finance, Inc.^µ* 8.750%, 02/01/19	5,130,220
4,849,000	United States Steel Corp.^µ 6.875%, 04/01/21	4,812,632

		52,693,866

	Telecommunication Services (1.4%)
3,010,000	Frontier Communications Corp.µ 7.625%, 04/15/24	3,057,031
	Intelsat, SA*
9,796,000	7.750%, 06/01/21	10,340,903
712,000	8.125%, 06/01/23	767,625
	MetroPCS Wireless, Inc.µ*
8,950,000	6.625%, 04/01/23	9,168,156
1,131,000	6.250%, 04/01/21	1,159,275

		24,492,990

	Utilities (1.8%)
2,583,000	AES Corp.µ 7.375%, 07/01/21	2,931,705
14,248,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	15,280,980
	Calpine Corp.µ*
10,419,000	7.875%, 01/15/23	11,395,781
2,188,000	7.500%, 02/15/21	2,354,835

		31,963,301

	TOTAL CORPORATE BONDS (Cost $548,797,117)	565,297,171

CONVERTIBLE BONDS (14.1%)
	Consumer Discretionary (3.1%)
657,000	Iconix Brand Group, Inc. 2.500%, 06/01/16	802,207
	Jarden Corp.*
8,300,000	1.500%, 06/15/19	8,500,902
8,175,000	1.875%, 09/15/18^µ	9,659,825
25,000,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)µ*§ 0.750%, 03/30/43	28,274,125
5,400,000	MGM Resorts International 4.250%, 04/15/15	6,330,744

		53,567,803

	Financials (2.7%)
20,020,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	28,640,211
	Ares Capital Corp.µ
7,676,000	4.750%, 01/15/18^*	7,966,844

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,458,000	5.750%, 02/01/16	$3,768,667
3,400,000	IAS Operating Partnership, LP* 5.000%, 03/15/18	3,158,226
3,500,000	Starwood Property Trust, Inc.µ 4.550%, 03/01/18	3,704,330

		47,238,278

	Health Care (1.6%)
4,700,000	Hologic, Inc.‡ 2.000%, 12/15/37	5,571,310
2,138,000	Molina Healthcare, Inc.* 1.125%, 01/15/20	2,352,548
15,000,000	WellPoint, Inc.µ* 2.750%, 10/15/42	19,640,475

		27,564,333

	Industrials (1.5%)
2,569,000	Air Lease Corp. 3.875%, 12/01/18	3,232,496
4,000,000	Alliant Techsystems, Inc. 3.000%, 08/15/24	5,044,140
15,300,000	Trinity Industries, Inc.µ 3.875%, 06/01/36	17,845,155

		26,121,791

	Information Technology (4.7%)
12,500,000	Concur Technologies, Inc.* 0.500%, 06/15/18	13,096,437
6,700,000	Cornerstone OnDemand, Inc.* 1.500%, 07/01/18	7,161,965
9,900,000	Linear Technology Corp.µ 3.000%, 05/01/27	10,772,784
12,500,000	Netsuite, Inc.* 0.250%, 06/01/18	13,078,688
23,500,000	Salesforce.com, Inc.* 0.250%, 04/01/18	23,434,787
	Workday, Inc.*
6,700,000	1.500%, 07/15/20	7,064,011
6,700,000	0.750%, 07/15/18	7,060,494

		81,669,166

	Materials (0.5%)
4,900,000	Glencore Finance Europe, SAµ 5.000%, 12/31/14	5,367,195
4,000,000	RTI International Metals, Inc. 1.625%, 10/15/19	4,080,660

		9,447,855

	TOTAL CONVERTIBLE BONDS (Cost $228,172,602)	245,609,226

U.S. GOVERNMENT AND AGENCY SECURITY (0.4%)
6,412,000	United States Treasury Note~ 1.750%, 01/31/14 (Cost $6,462,161)	6,465,350

SYNTHETIC CONVERTIBLE SECURITIES (4.7%)
Corporate Bonds (4.0%)
	Consumer Discretionary (0.7%)
	American Axle & Manufacturing, Inc.µ
317,000	6.250%, 03/15/21^	335,029
296,000	6.625%, 10/15/22	313,205

PRINCIPAL AMOUNT			VALUE

202,000		Bon-Ton Department Stores, Inc.* 8.000%, 06/15/21	$208,565
		DISH Network Corp.µ
1,645,000		5.875%, 07/15/22	1,642,944
931,000		5.125%, 05/01/20*	918,781
361,000		Dufry Finance, SCA* 5.500%, 10/15/20	370,476
		Goodyear Tire & Rubber Company^µ
1,017,000		8.250%, 08/15/20	1,136,497
493,000		7.000%, 05/15/22	525,969
525,000		Icahn Enterprises, LP* 6.000%, 08/01/20	524,344
		Jaguar Land Rover Automotive, PLCµ*
1,095,000		8.125%, 05/15/21	1,225,031
411,000		5.625%, 02/01/23^	407,404
506,000		Liberty Interactive, LLCµ 8.250%, 02/01/30	547,745
		Meritage Homes Corp.µ
476,000		7.000%, 04/01/22	524,492
274,000		7.150%, 04/15/20	303,284
535,000		MGM Resorts Internationalµ 7.500%, 06/01/16	593,181
493,000		Outerwall, Inc.µ* 6.000%, 03/15/19	501,628
1,068,000		Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	1,170,795
652,000		Ryland Group, Inc.µ 5.375%, 10/01/22	623,475
232,000		Sally Holdings, LLCµ 5.750%, 06/01/22	242,150
315,000		Service Corp. Internationalµ* 5.375%, 01/15/22	318,938
27,000		Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	28,316

			12,462,249

		Consumer Staples (0.1%)
		Post Holdings, Inc.
1,610,000		7.375%, 02/15/22µ	1,732,763
93,000		7.375%, 02/15/22*	99,684

			1,832,447

		Energy (1.1%)
2,080,000	NOK	Aker Solutions, ASA‡ 6.010%, 06/06/17	362,680
675,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	720,984
602,000		Berry Petroleum Companyµ 6.375%, 09/15/22	612,535
541,000		Bristow Group, Inc.µ 6.250%, 10/15/22	569,064
684,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	692,122
		Calumet Specialty Products, LP
438,000		9.625%, 08/01/20	487,275
547,000		9.375%, 05/01/19µ	599,211
		Carrizo Oil & Gas, Inc.µ
332,000		7.500%, 09/15/20	348,600
307,000		8.625%, 10/15/18	335,781
1,204,000		Cimarex Energy Companyµ 5.875%, 05/01/22	1,252,160
777,000		Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	786,227

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,204,000	Gulfmark Offshore, Inc.µ 6.375%, 03/15/22	$1,239,367
876,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	919,252
525,000	Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	538,125
1,423,000	Linn Energy, LLCµ* 6.250%, 11/01/19	1,339,399
	Oasis Petroleum, Inc.µ
544,000	6.500%, 11/01/21	577,660
164,000	6.875%, 01/15/23	175,378
482,000	Parker Drilling Companyµ 9.125%, 04/01/18	517,548
328,000	Pioneer Energy Services Corp.µ 9.875%, 03/15/18	355,470
1,204,000	Samson Investment Companyµ* 9.750%, 02/15/20	1,278,497
712,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	761,840
438,000	SESI, LLCµ 7.125%, 12/15/21	477,694
328,000	SM Energy Companyµ 6.500%, 11/15/21	350,755
712,000	Swift Energy Companyµ 8.875%, 01/15/20	749,825
	Tesoro Logistics, LP*
394,000	6.125%, 10/15/21	396,463
296,000	5.875%, 10/01/20µ	299,330
366,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	389,333
1,385,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	1,467,234
235,000	Western Refining, Inc. 6.250%, 04/01/21	231,475

		18,831,284

	Financials (0.2%)
558,000	AON Corp.µ 8.205%, 01/01/27	693,787
952,000	Jefferies Finance, LLCµ* 7.375%, 04/01/20	963,900
1,204,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	1,258,180
	Nuveen Investments, Inc.*
361,000	9.500%, 10/15/20	363,482
361,000	9.125%, 10/15/17	365,061
666,000	Omega Healthcare Investors, Inc.µ 5.875%, 03/15/24	687,645

		4,332,055

	Health Care (0.3%)
1,533,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	1,572,283
602,000	Endo Health Solutions, Inc.µ 7.000%, 07/15/19	634,357
867,000	Hologic, Inc.~ 6.250%, 08/01/20	923,355
	Valeant Pharmaceuticals International, Inc.µ*
985,000	7.000%, 10/01/20	1,050,872
405,000	7.250%, 07/15/22	433,097
	VPII Escrow Corp.*
336,000	7.500%, 07/15/21	362,670

PRINCIPAL AMOUNT		VALUE

197,000	6.750%, 08/15/18	$208,820

		5,185,454

	Industrials (0.5%)
664,000	ACCO Brands Corp.^µ 6.750%, 04/30/20	682,260
1,204,000	Belden, Inc.µ* 5.500%, 09/01/22	1,194,217
556,000	Deluxe Corp. 6.000%, 11/15/20	580,325
504,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	542,430
644,000	Navistar International Corp.^µ 8.250%, 11/01/21	658,088
854,000	Rexel, SAµ* 6.125%, 12/15/19	891,362
681,000	RR Donnelley & Sons Company^µ 7.875%, 03/15/21	734,203
	Terex Corp.µ
876,000	6.500%, 04/01/20	923,085
151,000	6.000%, 05/15/21	155,530
153,000	TransDigm Group, Inc.µ 7.750%, 12/15/18	163,328
252,000	United Continental Holdings, Inc.^µ 6.375%, 06/01/18	256,253
1,259,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	1,410,867

		8,191,948

	Information Technology (0.3%)
	Amkor Technology, Inc.µ
493,000	6.625%, 06/01/21	497,930
337,000	6.375%, 10/01/22^	336,789
328,000	7.375%, 05/01/18	344,195
1,240,000	iGATE Corp.^µ 9.000%, 05/01/16	1,339,975
712,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	698,205
307,000	NXP BV* 5.750%, 03/15/23	313,524
246,000	Sanmina Corp.µ* 7.000%, 05/15/19	259,530
	Seagate Technology, PLC
109,000	7.000%, 11/01/21~	119,151
99,000	6.875%, 05/01/20	108,281
385,000	Sungard Data Systems, Inc. 6.625%, 11/01/19	400,400
766,000	ViaSat, Inc.µ 6.875%, 06/15/20	818,663

		5,236,643

	Materials (0.4%)
1,368,000	FMG Resources^µ* 8.250%, 11/01/19	1,451,790
	FQM (Akubra), Inc.µ*
602,000	8.750%, 06/01/20	632,100
252,000	7.500%, 06/01/21	252,788
350,000	INEOS Group Holdings, SA^µ* 6.125%, 08/15/18	342,563
	New Gold, Inc.µ*
876,000	7.000%, 04/15/20	893,520
230,000	6.250%, 11/15/22	218,931
	Sealed Air Corp.µ*
573,000	8.125%, 09/15/19	639,611

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

183,000	5.250%, 04/01/23	$178,539
	Steel Dynamics, Inc.*
309,000	6.125%, 08/15/19	328,119
175,000	5.250%, 04/15/23µ	173,031
137,000	6.375%, 08/15/22	144,792
634,000	Trinseo Op/ Trinseo Finance, Inc.^µ* 8.750%, 02/01/19	630,830
596,000	United States Steel Corp.^µ 6.875%, 04/01/21	591,530

		6,478,144

	Telecommunication Services (0.2%)
370,000	Frontier Communications Corp.µ 7.625%, 04/15/24	375,781
	Intelsat, SA*
1,204,000	7.750%, 06/01/21	1,270,972
88,000	8.125%, 06/01/23	94,875
	MetroPCS Wireless, Inc.µ*
1,100,000	6.625%, 04/01/23	1,126,813
139,000	6.250%, 04/01/21	142,475

		3,010,916

	Utilities (0.2%)
317,000	AES Corp.µ 7.375%, 07/01/21	359,795
1,752,000	AmeriGas Finance Corp.µ 7.000%, 05/20/22	1,879,020
	Calpine Corp.µ*
1,281,000	7.875%, 01/15/23	1,401,094
269,000	7.500%, 02/15/21	289,511

		3,929,420

	TOTAL CORPORATE BONDS	69,490,560

U.S. Government and Agency Security (0.0%)
788,000	United States Treasury Note~ 1.750%, 01/31/14	794,556

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.7%) #
	Health Care (0.6%)
6,500	Gilead Sciences, Inc. Call, 01/17/15, Strike $60.00	6,841,250
380	Regeneron Pharmaceuticals, Inc. Call, 01/17/15, Strike $250.00	3,091,300

		9,932,550

	Information Technology (0.1%)
3,420	Salesforce.com, Inc. Call, 01/18/14, Strike $38.75	2,470,950

	TOTAL PURCHASED OPTIONS	12,403,500

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $79,664,834)	82,688,616

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (7.8%)
	Consumer Discretionary (0.3%)
100,000	General Motors Company^µ 4.750%	$4,994,000

	Consumer Staples (0.7%)
111,900	Bunge, Ltd. 4.875%	11,833,425

	Energy (2.4%)
39,514	Chesapeake Energy Corp.* 5.750%	42,569,550

	Financials (1.0%)
165,000	MetLife, Inc.µ 5.000%	9,414,900
156,667	Weyerhaeuser Company 6.375%	8,134,934

		17,549,834

	Industrials (2.4%)
650,000	United Technologies Corp.^µ 7.500%	41,684,500

	Telecommunication Services (0.3%)
100,000	Intelsat, SA 5.750%	5,903,000

	Utilities (0.7%)
200,000	NextEra Energy, Inc.µ 5.599%	11,760,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $132,349,429)	136,294,309

COMMON STOCKS (76.9%)
	Consumer Discretionary (9.9%)
45,000	Amazon.com, Inc.µ#	13,554,900
400,000	Carnival Corp.µ	14,812,000
300,000	Comcast Corp. - Class A	13,524,000
650,000	Ford Motor Company	10,972,000
89,912	General Motors Companyµ#	3,225,143
245,000	Home Depot, Inc.µ	19,362,350
180,000	Las Vegas Sands Corp.µ	10,002,600
123,000	McDonald’s Corp.µ	12,063,840
22,573	Motors Liquidation Company#	737,460
239,000	Nike, Inc. - Class Bµ	15,037,880
320,000	Starbucks Corp.µ	22,796,800
153,000	TJX Companies, Inc.µ	7,962,120
320,000	Walt Disney Companyµ	20,688,000
60,000	Whirlpool Corp.	8,036,400

		172,775,493

	Consumer Staples (5.1%)
1,145,000	Coca-Cola Companyµ	45,891,600
165,000	Costco Wholesale Corp.µ	19,352,850
190,000	Philip Morris International, Inc.µ	16,944,200
125,000	Walgreen Company~	6,281,250

		88,469,900

	Energy (8.8%)
800,000	BP, PLCµ	33,152,000

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

325,000		Chevron Corp.µ	$40,914,250
60,000		Diamond Offshore Drilling, Inc.µ	4,046,400
185,000		EOG Resources, Inc.µ	26,915,650
435,000		Schlumberger, Ltd.	35,378,550
50,000	EUR	Technip, SA	5,516,926
150,000	EUR	TOTAL, SAµ	7,993,267

			153,917,043

		Financials (16.5%)
345,000		Allstate Corp.µ	17,588,100
165,000		American Express Company	12,172,050
42,000		American International Group, Inc.µ#	1,911,420
500,000		Bank of America Corp.µ	7,300,000
975,000		Blackstone Group, LPµ	21,986,250
875,320		Citigroup, Inc.µ	45,639,185
250,000		Discover Financial Servicesµ	12,377,500
180,000		Franklin Resources, Inc.µ	8,798,400
118,000		Goldman Sachs Group, Inc.	19,355,540
985,000		JPMorgan Chase & Company	54,894,050
158,074		Lincoln National Corp.µ	6,586,943
116,457		MetLife, Inc.µ	5,638,848
855,000		Och-Ziff Capital Management Group, LLC - Class A	9,661,500
185,000		T. Rowe Price Group, Inc.^µ	13,919,400
1,131,676		Wells Fargo & Companyµ	49,227,906

			287,057,092

		Health Care (7.9%)
300,000		Eli Lilly and Companyµ	15,933,000
400,000		Johnson & Johnsonµ	37,400,000
555,000		Merck & Company, Inc.µ	26,734,350
1,972,500		Pfizer, Inc.	57,656,175

			137,723,525

		Industrials (9.1%)
245,000		Caterpillar, Inc.^µ	20,312,950
440,000		Eaton Corp., PLCµ	30,338,000
176,000		Fortune Brands Home & Security, Inc.^µ	7,270,560
2,600,000		General Electric Companyµ	63,362,000
450,000		Masco Corp.µ	9,234,000
135,000	EUR	Siemens, AGµ	14,827,217
83,000		Union Pacific Corp.	13,162,970

			158,507,697

		Information Technology (13.3%)
250,000		Accenture, PLC - Class A^µ	18,452,500
161,000		Apple, Inc.µ	72,852,500
1,550,000		Applied Materials, Inc.µ	25,280,500
415,000		eBay, Inc.µ#	21,451,350
8,900		MasterCard, Inc. - Class Aµ	5,434,429
835,000		Microsoft Corp.	26,578,050
300,000		Nintendo Company, Ltd.µ	4,740,000
2,200,000		Nokia Corp.^µ#	8,668,000
535,000		Oracle Corp.	17,307,250
195,000		QUALCOMM, Inc.	12,587,250
4,407	KRW	Samsung Electronics Company, Ltd.	5,021,853
4,200,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.µ	14,282,894

			232,656,576

		Materials (1.8%)
400,000		Dow Chemical Companyµ	14,016,000

NUMBER OF SHARES			VALUE

190,000		Mosaic Companyµ	$7,807,100
210,000		Rio Tinto, PLCµ	9,447,900

			31,271,000

		Telecommunication Services (4.5%)
1,225,000		AT&T, Inc.µ	43,205,750
450,000	EUR	Orange, SAµ	4,438,376
639,000		Verizon Communications, Inc.µ	31,617,720

			79,261,846

		TOTAL COMMON STOCKS (Cost $1,423,209,388)	1,341,640,172

WARRANTS (0.2%)#
		Consumer Discretionary (0.2%)
81,739		General Motors Company 07/10/16, Strike $10.00	2,148,101
81,739		General Motors Company 07/10/19, Strike $18.33	1,522,798

		TOTAL WARRANTS (Cost $12,672,791)	3,670,899

SHORT TERM INVESTMENT (3.4%)
58,923,266		Fidelity Prime Money Market Fund - Institutional Class (Cost $58,923,266)	58,923,266

TOTAL INVESTMENTS (139.9%) (Cost $2,490,251,588)			2,440,589,009

LIABILITIES, LESS OTHER ASSETS (-39.9%)			(696,173,913)

NET ASSETS (100.0%)			$1,744,415,096

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $1,350,796,300. $328,149,830 of the collateral has been re-registered by the counterparty, BNP (see Note X - Borrowings).
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2013.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $9,821,512.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2013 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
KRW	South Korean Won
NOK	Norwegian Krone
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	2.535% quarterly	3 month LIBOR	03/09/14	$90,000,000	$(1,535,970)
BNP Paribas, SA	2.970% quarterly	3 month LIBOR	07/03/14	75,000,000	(2,019,885)
BNP Paribas, SA	3.355% quarterly	3 month LIBOR	06/09/14	60,000,000	(1,850,806)
BNP Paribas, SA	0.934% quarterly	3 month LIBOR	07/05/17	52,000,000	343,940
BNP Paribas, SA	1.008% quarterly	3 month LIBOR	06/12/17	47,000,000	130,520

					$(4,932,201)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principle exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principle exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2013.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract.

The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2013. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2013 was as follows:

Cost basis of investments	$2,594,764,294

Gross unrealized appreciation	167,855,679
Gross unrealized depreciation	(322,030,964)

Net unrealized appreciation (depreciation)	$(154,175,285)

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $367.5 million and a lending agreement, as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $367.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2013, the average borrowings under the Agreements were $534.7 million. For the period ended July 31, 2013, the average interest rate was 0.95%. As of July 31, 2013, the amount of total outstanding borrowings was $574.1 million, which approximates fair value. The interest rate applicable to the borrowings on July 31, 2013 was 0.92%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the securities Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of July 31, 2013, the Fund used approximately $125.9 million of its cash collateral to offset the SSB Agreement, representing 5.2% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.46%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$565,297,171	$—	$565,297,171
Convertible Bonds		245,609,226		245,609,226
U.S. Government and Agency Security		6,465,350		6,465,350
Synthetic Convertible Securities (Corporate Bonds)		69,490,560		69,490,560
Synthetic Convertible Securities (U.S. Government and Agency Security)		794,556		794,556
Synthetic Convertible Securities (Purchased Options)	12,403,500			12,403,500
Convertible Preferred Stocks	61,996,400	74,297,909		136,294,309
Common Stocks	1,284,819,639	56,820,533		1,341,640,172
Warrants	3,670,899			3,670,899
Short Term Investment	58,923,266			58,923,266

Total	$1,421,813,704	$1,018,775,305	$—	$2,440,589,009

Liabilities:
Interest Rate Swaps	$—	$4,932,201	$—	$4,932,201

Total	$—	$4,932,201	$—	$4,932,201

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALAMOS STRATEGIC TOTAL RETURN FUND

By:	/S/ JOHN P. CALAMOS, SR.
NAME:	John P. Calamos, Sr.
TITLE:	Principal Executive Officer
DATE:	September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CALAMOS STRATEGIC TOTAL RETURN FUND

By:	/S/ JOHN P. CALAMOS, SR.
NAME:	John P. Calamos, Sr.
TITLE:	Principal Executive Officer
DATE:	September 18, 2013

By:	/S/ NIMISH S. BHATT
NAME:	Nimish S. Bhatt
TITLE:	Principal Financial Officer
DATE:	September 18, 2013